Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents as of 30 June 2026 and 31 December 2025 are as follows:

	30 June 2026	31 December 2025
Cash and cash equivalents denominated in US dollars	131,559	161,299
Cash and cash equivalents denominated in other currencies	11,191	11,060
	142,750	172,359